Consolidated Statements Of Cash Flows In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Seller of i Joy USD ($)	Dec. 31, 2014 Seller of i Joy CNY	Dec. 31, 2013 Seller of i Joy CNY	Dec. 31, 2012 Seller of i Joy CNY	Dec. 31, 2014 Beijing Yichengtaihe Investment Co., Ltd USD ($)	Dec. 31, 2014 Beijing Yichengtaihe Investment Co., Ltd CNY	Dec. 31, 2013 Beijing Yichengtaihe Investment Co., Ltd CNY	Dec. 31, 2012 Beijing Yichengtaihe Investment Co., Ltd CNY
CASH FLOWS FROM OPERATING ACTIVITIES
Net profit (loss)	$ (52,942)	(328,477)	(47,003)	57,656
Adjustments to reconcile net profit (loss) to net cash generated from operating activities:
Foreign exchange loss (gain)	2,620	16,256	(7,072)	397
Changes in the fair value of contingent purchase consideration payables	3,647	22,629	55,882	17,430
Depreciation of property and equipment	44,964	278,986	141,286	92,786
Amortization of intangible assets	20,577	127,669	58,903	35,377
Loss (gain) on disposal of property and equipment	(429)	(2,659)	347	1,786
Provision for doubtful accounts and other receivables	1,598	9,913	550	538
Stock based compensation expense	37,671	233,735	67,769	67,632
Deferred income taxes benefit	(4,630)	(28,728)	(19,581)	(9,322)
Bargain purchase gain	0	0	0	(10,539)
Loss from equity method investment	108	671	1,372	1,101
Loss on debt extinguishment	6,702	41,581	0	0
Changes in operating assets and liabilities, net of effects of acquisitions:
Restricted cash	(7,603)	(47,175)	(871)	0
Accounts and notes receivable	(13,175)	(81,744)	(303,391)	(131,783)
Inventories	(377)	(2,341)
Prepaid expenses and other current assets	(16,651)	(103,314)	(44,596)	(7,131)
Amounts due from related parties	(283)	(1,757)	(7,651)	35,713
Accounts and notes payables	19,614	121,698	61,269	20,204
Unrecognized tax benefits (expense)	305	1,894	6,219	(14,461)
Accrued expenses and other payables	(7,561)	(46,945)	103,952	(660)
Deferred revenue	(1,716)	(10,643)	9,582	0
Advances from customers	15,655	97,133	546	(7,155)
Income taxes payable	1,442	8,946	(12,772)	17,639
Deferred government grants	2,161	13,409	(747)	12,974
Amounts due to related parties	746	4,628	538	(6,259)
Net cash generated from operating activities	52,443	325,365	64,531	173,923
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(129,019)	(800,510)	(419,126)	(446,725)
Assets acquisition of BJ Yichengtaihe	(22,152)	(137,445)
Purchases of intangible assets	(9,381)	(58,201)	(36,181)	(133,882)
Proceeds from disposal of property and equipment	2,682	16,638	241	202
Payments for short-term investments	(24,521)	(152,143)	(1,098,268)	(267,434)
Loans to related parties	(19,119)	(118,626)	(37,050)	(15,024)
Loans to third parties	(31,980)	(198,422)
Receipt of loans to related parties	6,285	38,999	1,219	0
Receipt of loan to a third party	8,059	50,000
Proceeds received from maturity of short-term investments	71,398	442,998	219,143	939,273
Payments for business acquisitions, net of cash acquired (Note 4)	(210,847)	(1,308,221)	(61,793)	(67,067)
Payments for long-term investments	(5,941)	(36,864)	(50,500)	(50,500)
Loans to seller					0	0	0	(12,885)	0	0	(24,000)	0
Deposit for acquisition of BJ Yichengtaihe	0	0	(1,000)	0
Restricted cash	0	0	0	(121,628)
Net cash used in investing activities	(364,536)	(2,261,797)	(1,507,315)	(175,670)
CASH FLOWS FROM FINANCING ACTIVITIES
Restricted cash	13,079	81,151	(383)	(287,188)
Proceeds from mandatorily redeemable noncontrolling interests (Note 1(c))	0	0	100,000	0
Proceeds from exercise of stock options	480	2,981	6,470	3,300
Proceeds from issuance of ordinary shares	0	0	533,301	0
Repurchase of ordinary shares	(34,437)	(213,665)	(59,822)	0
Consideration paid to selling shareholders	0	0	(78,685)	0
Proceeds received on behalf of selling shareholders	0	0	78,685	0
Dividends paid to a noncontrolling shareholders of subsidiary	0	0	(3,476)	0
Repurchase of bonds (Note 17)	(122,588)	(760,607)	0	0
Proceeds from issuance of bonds, net	319,221	1,980,640	972,841	0
Proceeds from long-term bank and other borrowings	7,748	48,076	935,861	231,879
Proceeds from short-term bank borrowings	58,493	362,928	200,044	176,961
Repayment of long-term bank borrowings	(31,555)	(195,785)	(4,000)	(1,000)
Repayment of short-term bank borrowings	(61,312)	(380,418)	(203,279)	(100,000)
Payments for business acquisitions, net of cash acquired (Note 4)	(785)	(4,870)	0	0
Payment for acquisition of property and equipment through capital leases	(5,155)	(31,983)	0	0
Rental prepayments and deposits for sales and leaseback transactions	(4,951)	(30,716)	0	0
Advance of loan from a third party	24,176	150,000	0	0
Repayment of loan from third party	(8,059)	(50,000)	0	0
Proceeds from sales and leaseback transactions	26,432	164,000	0	0
Net cash generated from financing activities	180,787	1,121,732	2,477,557	23,952
Effect of foreign exchange rate changes on cash and cash equivalents	42	259	(8,171)	(340)
Net (decrease) increase in cash	(131,264)	(814,441)	1,026,602	21,865
Cash and cash equivalents at beginning of year	235,125	1,458,856	432,254	410,389
Cash and cash equivalents at end of year	103,861	644,415	1,458,856	432,254
Supplemental disclosures of cash flow information:
Income taxes paid	(5,278)	(32,750)	(38,119)	(44,491)
Interest paid	(36,964)	(229,348)	(62,123)	(10,630)
Interest received	13,438	83,376	27,097	19,598
Supplemental disclosures of non-cash activities:
Purchase of property and equipment through capital leases	37,372	231,879	262,668	(10,837)
Purchase of property and equipment included in accrued expenses and other payables, notes payable, and amounts due to related parties	20,256	125,682	44,573	12,797
Purchase of intangible assets included in accrued expenses and other payables	(797)	(4,946)	(10,187)	19,761
Contingent consideration related to the acquisitions included in amount due to related parties	$ 59,754	370,752	35,483	(23,889)